Share-based payment plans - Restricted share units (Details)	12 Months Ended
Dec. 31, 2017 CAD ($) EquityInstruments
Restricted share units
Number of units
Vesting period	3 years
Vesting percentage	33.00%
Granted | EquityInstruments	590,663
Outstanding, end of year | EquityInstruments	590,663
Weighted average remaining vesting period (in years)
Weighted average remaining contractual life (in years) - Granted	3 years
Weighted average remaining contractual life (in years) - Outstanding	3 years
Weighted average grant date fair value
Granted | $	$ 79.68
Outstanding, end of year | $	$ 79.68
Replacement RSUs
Number of units
Vesting period	4 years
Acquired | EquityInstruments	592,038
Vested or redeemed | EquityInstruments	(100,269)
Cancelled | EquityInstruments	(21,668)
Outstanding, end of year | EquityInstruments	470,101
Weighted average remaining vesting period (in years)
Weighted average remaining contractual life (in years) - Acquired	1 year 3 months 18 days
Weighted average remaining contractual life (in years) - Outstanding	1 year 3 months 18 days
Weighted average grant date fair value
Acquired | $	$ 54.57
Vested | $	54.57
Cancelled | $	54.57
Outstanding, end of year | $	$ 54.57